Debt (Long-Term Debt) (Details) - USD ($) $ in Millions	Feb. 01, 2015	Feb. 02, 2014
Debt Instrument [Line Items]
Senior Notes	$ 16,200	$ 14,200
Capital Lease Obligations; payable in varying installments through January 31, 2055	684	499
Other	3	5
Total debt	16,907	14,724
Less current installments	38	33
Long-Term Debt, excluding current installments	16,869	14,691
5.40% Senior Notes due March 1, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes	3,026	3,042
2.25% Senior Notes due September 10, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	1,157	1,148
2.00% Senior Notes due June 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	996	0
3.95% Senior Notes due September 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	524	501
4.40% Senior Notes due April 1, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes	999	999
2.70% Senior Notes due April 1, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes	999	998
3.75% Senior Notes due February 15, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	1,095	1,094
5.875% Senior Notes due December 16, 2036 [Member]
Debt Instrument [Line Items]
Senior Notes	2,963	2,962
5.40% Senior Notes due September 15, 2040 [Member]
Debt Instrument [Line Items]
Senior Notes	499	499
5.95% Senior Notes due April 1, 2041 [Member]
Debt Instrument [Line Items]
Senior Notes	996	996
4.20% Senior Notes due April 1, 2043 [Member]
Debt Instrument [Line Items]
Senior Notes	996	996
4.875% Senior Notes due February 15, 2044 [Member]
Debt Instrument [Line Items]
Senior Notes	985	985
4.40% Senior Notes due March 15, 2045 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 985	$ 0